American Beacon Sound Point Floating Rate Income Fund

Supplement dated October 30, 2018
to the
Prospectus and Summary Prospectus dated December 29, 2017, as previously amended or supplemented

Effective October 31, 2018, Ryan Kohan will no longer serve as portfolio manager for the American Beacon Sound Point Floating Rate Income Fund. Accordingly, effective as of October 31, 2018, all references to Mr. Kohan in the Prospectus and Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Sound Point Floating Rate Income Fund

Supplement dated October 30, 2018
to the
Statement of Additional Information dated December 29, 2017

Effective October 31, 2018, Ryan Kohan will no longer serve as a portfolio manager for the American Beacon Sound Point Floating Rate Income Fund. Accordingly, effective as of October 31, 2018, all references to Mr. Kohan in the Statement of Additional Information are deleted.

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE